ACCOUNTS AND NOTES RECEIVABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
SCHEDULE OF ACCOUNTS AND NOTES RECEIVABLE
	June 30, 2021	December 31, 2020
Accounts Receivable	$373,758	$340,378
Less Reserve for uncollectable accounts	(75,000)	(75,000)
Accounts Receivable (Net)	$298,758	$265,738

	December 31, 2020	December 31, 2019
Accounts Receivable	$340,738	$1,370,258
Less Reserve for uncollectable accounts	(75,000)	(82,000.00)
Accounts Receivable (Net)	$265,738	$1,288,258

SCHEDULE OF LEASE RECEIVABLE ASSET	Our Accounts Receivable is pledged to Nations Interbanc, our line of credit.
	June 30, 2021	December 31, 2020
Lease asset	$217,584	$217,584
Our Accounts Receivable is pledged to Nations Interbanc, our line of credit.
	December 31, 2020	December 31, 2019
Lease asset	$217,584	$217,584

SCHEDULE OF DERECOGNITION OF UNDERLYING ASSETS OF FINANCING RECEIVABLE

	June 30, 2021	December 31, 2020
Long-term financing receivables	$1,000,000	$1,000,000
Less Reserve for uncollectable accounts	(247,500)	(247,500)
Long-term financing receivables - net	$752,500	$752,500

	December 31, 2020	December 31, 2019
Long-term financing receivables	$1,000,000	$-
Less Reserve for uncollectable accounts	(247,500)	-
Long-term financing receivables - net	$752,500	$-